NATURE OF OPERATIONS AND GOING CONCERN (Details Textual)	1 Months Ended		12 Months Ended
	Apr. 21, 2016 shares	Feb. 26, 2015 shares	Mar. 31, 2017 USD ($) shares	Mar. 31, 2016 USD ($) shares	Mar. 31, 2015 USD ($)
Working Capital Surplus (Deficit) | $			$ 3,415,670	$ 5,323,101
Comprehensive Income (Loss), Net of Tax, Attributable to Parent | $			$ (8,069,402)	$ (6,706,407)
Stockholders' Equity, Reverse Stock Split			1-for-0.831105
Common Stock, Shares Authorized | shares			150,000,000	150,000,000
Retained Earnings (Accumulated Deficit) | $			$ (21,076,464)	$ (13,007,062)	$ (6,300,655)
Interactive Motion Technologies, Inc. [Member]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares	23,650,000
Share Exchange Agreement [Member]
Stock Issued During Period, Shares, New Issues | shares		50,000,000
Debt Instrument, Convertible, Conversion Ratio		3.14
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage		100.00%